Financial liabilities at fair value through profit or loss - Trading liabilities by type (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	€ 23,427	€ 35,255
Equity securities
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	682	467
- Debt securities
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	1,872	3,185
Funds on deposit
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	191	5,437
- Derivatives
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	€ 20,681	€ 26,166